Consolidated Statements of Changes in Shareholders' (Deficit) Equity	Common Stock [Member] USD ($) shares		Common Stock [Member] GBP (£) shares		Preferred Stock [Member] USD ($) shares	Preferred Stock [Member] GBP (£) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] GBP (£)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] GBP (£)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] GBP (£)	USD ($)	GBP (£)
Balance at Jun. 30, 2022			£ 987							£ (3,868,511)		£ (13,164)		£ (3,880,688)
Balance, shares at Jun. 30, 2022 | shares	12,000,000	[1]	12,000,000	[1]
Net loss										(2,284,466)				(2,284,466)
Foreign currency translation												258,703		258,703
Balance at Jun. 30, 2023			£ 987							(6,152,977)		245,539		(5,906,451)
Balance, shares at Jun. 30, 2023 | shares	12,000,000	[1]	12,000,000	[1]
Net loss										(1,109,005)				(1,109,005)
Foreign currency translation												(93,036)		(93,036)
Issuance of preferred shares in cash						£ 9		237,333						237,342
Issuance of preferred shares in cash, shares | shares					120,000	120,000
Issuance of preferred shares in reduction of amount due to related parties						£ 92		2,273,771						2,273,863
Issuance of preferred shares in reduction of amount due to related parties, shares | shares					1,159,250	1,159,250
Issuance of preferred shares in reduction of promissory notes						£ 102		2,597,300						2,597,402
Issuance of preferred shares in reduction of promissory notes, shares | shares					1,296,000	1,296,000
Balance at Jun. 30, 2024			£ 987			£ 203		5,108,404		(7,261,982)		152,503		(1,999,885)
Balance, shares at Jun. 30, 2024 | shares	12,000,000	[1]	12,000,000	[1]	2,575,250	2,575,250
Net loss										(2,075,534)			$ (2,847,879)	(2,075,534)
Foreign currency translation												(216,938)	(297,664)	(216,938)
Proceeds from initial public offering			£ 174					5,404,443						5,404,617
Proceeds from initial public offering, shares | shares	2,250,000		2,250,000
Contribution from shareholder								377,229						377,229
Balance at Jun. 30, 2025	$ 1,593		£ 1,161		$ 279	£ 203	$ 14,942,475	£ 10,890,076	$ (12,812,179)	£ (9,337,516)	$ 88,413	£ 64,435	$ 2,043,755	£ 1,489,489
Balance, shares at Jun. 30, 2025 | shares	14,250,000	[1]	14,250,000	[1]	2,575,250	2,575,250

[1]	Giving retroactive effect to the issuance of ordinary shares on February 23, 2023, which is detailed in Note 1.